CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized	300,000,000,000		300,000,000,000		300,000,000,000
Common stock, shares issued	160,623,289,000		160,623,289,000		1,500,000,000
Common stock, shares outstanding	160,623,289	[1]	160,623,289	[1]	1,500,000	[1]

[1]	The December 31, 2012 capital accounts of the Company have been retroactively restated to reflect the equivalent number of common shares based on the exchange ratio of the merger transaction. See Note 2.